Paradigm Value Fund
Paradigm Value Fund
Investment Objective
• The Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Value Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Paradigm Value Fund
Management Fees		1.83%
Distribution12b-1 Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.84%
Fee Waiver/Expense Reimbursement	[2]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver		1.51%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through May 1, 2013. The fee waiver will automatically terminate on May 1, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 1, 2013.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Value Fund	154	547	965	2,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.95% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Advisor believes have the potential for capital appreciation.  The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue.  The Fund may be overweight in certain sectors at various times.  Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2003) +30.99% Worst Quarter (December 31, 2008) -27.15%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Average Annual Total Returns	1 Year	5 Years	Since Inception
Paradigm Value Fund - Comparison Index - Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	8.59%	[1]
Paradigm Value Fund	(3.22%)	2.67%	14.76%	[1]
Paradigm Value Fund Return After Taxes on Distributions	(3.43%)	2.50%	13.96%	[1]
Paradigm Value Fund Return After Taxes on Distributions and Sale of Fund Shares	(1.81%)	2.27%	12.89%	[1]
[1]	Paradigm Value Fund Inception Date 1/1/2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Opportunity Fund
Paradigm Opportunity Fund
Investment Objective
• The Opportunity Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Opportunity Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Paradigm Opportunity Fund
Management Fees		2.00%
Distribution12b-1 Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.01%
Fee Waiver/Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver		1.26%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through May 1, 2013. The fee waiver will automatically terminate on May 1, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 1, 2013.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Opportunity Fund	126	558	1,014	2,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.44% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Opportunity Fund invests primarily in the common stocks of companies with market capitalizations between $25 million and $2.5 billion at the time of purchase that the Advisor believes have the potential for capital appreciation.  The Fund may be overweight in certain sectors at various times.  Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2009) +26.57% Worst Quarter (December 31, 2008) -30.53%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Average Annual Total Returns	1 Year	5 Years	Since Inception
Paradigm Opportunity Fund - Comparison Index - Russell 2000 Index (does not reflect deductions for fees, expenses or taxes)	(4.18%)	0.15%	3.20%	[1]
Paradigm Opportunity Fund	(1.34%)	2.31%	4.31%	[1]
Paradigm Opportunity Fund Return After Taxes on Distributions	(1.46%)	2.19%	4.07%	[1]
Paradigm Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.71%)	1.97%	3.63%	[1]
[1]	Paradigm Opportunity Fund Inception Date 1/1/2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Select Fund
Paradigm Select Fund
Investment Objective
• The Select Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Select Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Paradigm Select Fund
Management Fees		1.50%
Distribution12b-1 Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver/Expense Reimbursement	[2]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.16%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through May 1, 2013. The fee waiver will automatically terminate on May 1, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 1, 2013.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Select Fund	118	443	791	1,772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.40% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation.  The Fund may be overweight in certain sectors at various times.  Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small and mid capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years,  and since inception  compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2009) +16.63% Worst Quarter (December 31, 2008) -23.81%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Average Annual Total Returns	1 Year	5 Years	Since Inception
Paradigm Select Fund - Comparison Index - Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)	(2.51%)	1.24%	4.23%	[1]
Paradigm Select Fund	1.97%	2.87%	6.66%	[1]
Paradigm Select Fund Return After Taxes on Distributions	1.90%	2.81%	6.52%	[1]
Paradigm Select Fund Return After Taxes on Distributions and Sale of Fund Shares	1.28%	2.43%	5.74%	[1]
[1]	Paradigm Select Fund Inception Date 1/1/2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Micro-Cap Fund
Paradigm Micro-Cap Fund
Investment Objective
• The Micro-Cap Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Micro-Cap Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Paradigm Micro-Cap Fund
Management Fees		1.25%
Distribution12b-1 Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.27%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Micro-Cap Fund	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 126.43% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date.  As of March 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $8 million to $1.899 billion.  The capitalizations of companies within the Russell Microcap® Index may increase or decrease due to market conditions.  The Fund may be overweight in certain sectors at various times.  Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits.  Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap.  The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects.

The Principal Risks of Investing in the Fund

Risks of Micro Capitalization Companies

The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Risks of Small and Mid Capitalization Companies

The Fund may also invest up to 20% of its net assets in the common stocks of small and mid capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small and mid capitalization companies may experience higher failure rates than do larger companies.  The trading volume of stocks of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Growth Risk

Growth companies are those that the advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Portfolio Turnover Risk

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%.  Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.  Prior to December 27, 2011, the Fund was called the Paradigm Intrinsic Value Fund and pursued a different investment strategy.

Best Quarter (June 30, 2009) +22.72 % Worst Quarter (December 31, 2008) -20.43%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Average Annual Total Returns	1 Year	Since Inception
Paradigm Micro-Cap Fund - Comparison Index - Russell Microcap Index (does not reflect deductions for fees, expenses or taxes)	(9.27%)	(2.66%)	[1]
Paradigm Micro-Cap Fund - Comparison Index - S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	2.11%	(1.63%)	[1]
Paradigm Micro-Cap Fund	(0.90%)	1.51%	[1]
Paradigm Micro-Cap Fund Return After Taxes on Distributions	(0.90%)	1.42%	[1]
Paradigm Micro-Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	0.58%	1.23%	[1]
[1]	Paradigm Micro-Cap Fund Inception Date 1/1/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Paradigm Funds
Central Index Key	dei_EntityCentralIndexKey	0001196878
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Paradigm Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Paradigm Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	• The Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.95%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Advisor believes have the potential for capital appreciation.  The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue.  The Fund may be overweight in certain sectors at various times.  Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-593-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paradigm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2003	rr_AnnualReturn2003	60.89%
Annual Return 2004	rr_AnnualReturn2004	32.09%
Annual Return 2005	rr_AnnualReturn2005	19.61%
Annual Return 2006	rr_AnnualReturn2006	19.19%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(33.88%)
Annual Return 2009	rr_AnnualReturn2009	31.50%
Annual Return 2010	rr_AnnualReturn2010	29.08%
Annual Return 2011	rr_AnnualReturn2011	(3.22%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (June 30, 2003) +30.99% Worst Quarter (December 31, 2008) -27.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Value Fund | - Comparison Index - Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[5]
Paradigm Value Fund | Paradigm Value Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.83%
Distribution12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,132
1 Year	rr_AverageAnnualReturnYear01	(3.22%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%	[5]
Paradigm Value Fund | Paradigm Value Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	13.96%	[5]
Paradigm Value Fund | Paradigm Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%	[5]
Paradigm Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Paradigm Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	• The Opportunity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Opportunity Fund invests primarily in the common stocks of companies with market capitalizations between $25 million and $2.5 billion at the time of purchase that the Advisor believes have the potential for capital appreciation.  The Fund may be overweight in certain sectors at various times.  Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-593-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paradigm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2005	rr_AnnualReturn2005	7.65%
Annual Return 2006	rr_AnnualReturn2006	11.39%
Annual Return 2007	rr_AnnualReturn2007	1.85%
Annual Return 2008	rr_AnnualReturn2008	(39.89%)
Annual Return 2009	rr_AnnualReturn2009	47.14%
Annual Return 2010	rr_AnnualReturn2010	26.12%
Annual Return 2011	rr_AnnualReturn2011	(1.34%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (June 30, 2009) +26.57% Worst Quarter (December 31, 2008) -30.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.53%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Opportunity Fund | - Comparison Index - Russell 2000 Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%	[6]
Paradigm Opportunity Fund | Paradigm Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,278
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[6]
Paradigm Opportunity Fund | Paradigm Opportunity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[6]
Paradigm Opportunity Fund | Paradigm Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[6]
Paradigm Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Paradigm Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	• The Select Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation.  The Fund may be overweight in certain sectors at various times.  Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small and mid capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years,  and since inception  compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-593-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paradigm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2005	rr_AnnualReturn2005	12.06%
Annual Return 2006	rr_AnnualReturn2006	21.67%
Annual Return 2007	rr_AnnualReturn2007	5.57%
Annual Return 2008	rr_AnnualReturn2008	(33.61%)
Annual Return 2009	rr_AnnualReturn2009	28.92%
Annual Return 2010	rr_AnnualReturn2010	25.03%
Annual Return 2011	rr_AnnualReturn2011	1.97%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (June 30, 2009) +16.63% Worst Quarter (December 31, 2008) -23.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Select Fund | - Comparison Index - Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[7]
Paradigm Select Fund | Paradigm Select Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,772
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%	[7]
Paradigm Select Fund | Paradigm Select Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[7]
Paradigm Select Fund | Paradigm Select Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[7]
Paradigm Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Paradigm Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	• The Micro-Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date.  As of March 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $8 million to $1.899 billion.  The capitalizations of companies within the Russell Microcap® Index may increase or decrease due to market conditions.  The Fund may be overweight in certain sectors at various times.  Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits.  Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap.  The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Micro Capitalization Companies

The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Risks of Small and Mid Capitalization Companies

The Fund may also invest up to 20% of its net assets in the common stocks of small and mid capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small and mid capitalization companies may experience higher failure rates than do larger companies.  The trading volume of stocks of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Growth Risk

Growth companies are those that the advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Portfolio Turnover Risk

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%.  Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS.  The bar chart shows calendar year total returns for the Fund for each full year since its inception.  Prior to December 27, 2011, the Fund was called the Paradigm Intrinsic Value Fund and pursued a different investment strategy.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-593-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paradigm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2008	rr_AnnualReturn2008	(30.10%)
Annual Return 2009	rr_AnnualReturn2009	29.44%
Annual Return 2010	rr_AnnualReturn2010	18.44%
Annual Return 2011	rr_AnnualReturn2011	(0.90%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (June 30, 2009) +22.72 % Worst Quarter (December 31, 2008) -20.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Micro-Cap Fund | - Comparison Index - Russell Microcap Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)	[8]
Paradigm Micro-Cap Fund | - Comparison Index - S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)	[8]
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[8]
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%	[8]
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[8]
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through May 1, 2013. The fee waiver will automatically terminate on May 1, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 1, 2013.
[3]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through May 1, 2013. The fee waiver will automatically terminate on May 1, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 1, 2013.
[4]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through May 1, 2013. The fee waiver will automatically terminate on May 1, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 1, 2013.
[5]	Paradigm Value Fund Inception Date 1/1/2003
[6]	Paradigm Opportunity Fund Inception Date 1/1/2005
[7]	Paradigm Select Fund Inception Date 1/1/2005
[8]	Paradigm Micro-Cap Fund Inception Date 1/1/2008